GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Intangible Assets
The following table summarizes the Company's changes in intangible assets during the year ended December 31, 2012:

	Amortization		December 31,
	Period		2012
			(in thousands)
Intangible assets, at beginning of the period			$—
Additions through acquisition:
Customer relationships	12.5	years	5,434
Trademark	11.0	years	859
Existing contracts	2.9	years	4,199
Total intangible assets			10,492
Accumulated amortization:
Customer relationships			(326)
Trademark			(58)
Existing contracts			(1,127)
Intangible assets, net of accumulated amortization			$8,981

Schedule of Amortization of Intangible Assets Over the Next Five Years	The following table summarizes the aggregate amortization of intangible assets over the next five years:

(in thousands)
2013	$1,964
2014	$1,810
2015	$837
2016	$513
2017	$513
Thereafter	$3,345